Government Assistance Notes Payable	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Government Assistance Notes Payable

10. Government Assistance Notes Payable

Government assistance notes payable consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020

Paycheck Protection Loan (1st draw)	$-	$642,200
Paycheck Protection Loan (2nd draw)	1,025,535	-
Economic Injury/Disaster Loan (uBid)	150,000	150,000
Economic Injury/Disaster Loan (Restaurant.com)	500,000	150,000
Total principal balance	1,675,535	942,200
Accrued interest	25,321	9,942
Total principal and accrued interest	1,700,856	952,142
Less current portion	(11,115)	-
Non-current portion	$1,689,741	$952,142

Paycheck Protection Note Payable (1st Draw)

On April 16, 2020, the Company received loan proceeds in the amount of $642,200 pursuant to the Paycheck Protection Program under the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020. The note payable was scheduled to mature in April 2022, bore interest at the rate of 1% per annum, and is subject to the terms and conditions applicable to loans administered by the Small Business Administration (“SBA”) under the CARES Act. The loan and accrued interest payable are forgivable provided the Company uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels.

On April 11, 2021, the Company’s application for the forgiveness of the Paycheck Protection Loan (1st draw) of $648,265, including accrued interest payable of $6,065, was approved by the SBA. As of April 11, 2021, the Company recorded a gain from the debt forgiveness of $648,265.

Paycheck Protection Note Payable (2nd Draw)

On March 22, 2021, the Company received loan proceeds of $1,025,535 pursuant to the Paycheck Protection Program (2nd draw). The note payable was scheduled to mature in March 2026, bears interest at the rate of 1% per annum, and is subject to the terms and conditions applicable to loans administered by the SBA under the CARES Act. The loan and accrued interest payable are forgivable provided the Company uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels.

Economic Injury /Disaster Note Payable (Restaurant.com)

On June 17, 2020, Restaurant.com received $150,000 of proceeds applicable to loans administered by the SBA as disaster loan assistance under the Covid-19 Economic Injury/Disaster Loan Program. On July 14, 2021, the Company received an additional $350,000 of proceeds pursuant to the loan.

The loan bears interest at 3.75% per annum, with a combined repayment of principal and interest of $2,521 per month beginning 12 months from the date of the promissory note over a period of 30 years.

The Company also received an advance of $10,000 from the SBA. Although the SBA refers to this amount as an advance, it was written into law as a grant and as such the amount received through this program as an advance does not need to be repaid. Accordingly, the Company credited other income for the $10,000 advance during the year ended December 31, 2020.

Economic Injury /Disaster Note Payable (uBid)

On July 21, 2020, RDE (formerly known as uBid Holdings, Inc.) received $150,000 of proceeds applicable to loans administered by the SBA as disaster loan assistance under the Covid-19 Economic Injury/Disaster Loan Program.

The loan bears interest at 3.75% per annum, with a combined repayment of principal and interest of $731 per month beginning 12 months from the date of the promissory note over a period of 30 years.

At December 31, 2021 and 2020, the government assistance notes payable had accrued interest payable of $25,321 and $9,942, respectively. During the years ended December 31, 2021 and 2020, interest expense was $27,370 and $9,942, respectively.